LEASES	12 Months Ended
Dec. 31, 2025
SL BIO LTD
LEASES
LEASES

6. LEASES

The Group’s operating leases consist of leases for office space in Taiwan and the Group is the lessee under the terms of the operating leases. For the years ended December 31, 2025 and 2024, the operating lease cost was $155,694 and $167,795, respectively. The short-term lease cost recognized for the years ended December 31, 2025 and 2024 was $8,809 and $1,026, respectively.

The Group’s operating leases with the OldCo is initially expired in May 2027 but cancelled in December 2024. The Group has entered into a new operating lease with the third party landlord effective on January 1, 2025. As of December 31, 2025, the weighted average remaining lease term and weighted average discount rate were 1.41 years and 6.41%, respectively.

As of December 31, 2025 and 2024, the Group stated the following amounts in the Group’s consolidated balance sheets:

	December 31,	December 31,
	2025	2024
Assets
Operating lease right-of-use assets	$212,324	$—
Total	212,324	—

Liabilities
Operating lease liabilities, current	148,663	—
Operating lease liabilities, non-current	64,742	—
Total lease liabilities	$213,405	$—

6. LEASES (cont.)

Maturities of lease liabilities were as follows:

Operating
As of December 31, 2025	Lease
From January 1, 2026 to December 31, 2026	$156,945
From January 1, 2027 to December 31, 2027	65,393
Total undiscounted cash flows	$222,338
Less: imputed interest	(8,933)
Present Value of future minimum lease payments	213,405
Less: Current obligations	(148,663)
Long term obligations	$64,742

Supplemental cash flow information related to leases where the Group was the lessee for the years ended December 31, 2025 and 2024 was as follows:

	December 31,	December 31,
	2025	2024
Operating cash outflows from operating assets	$154,617	$166,608